Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
27.	Financial instruments
Accounting classification and carrying amounts
Financial assets as of 31 December 2022 and 2021, all of which are measured at amortized cost, are as follows (in thousands):

	2022	2021
Cash and cash equivalents	66,427	17,556
Restricted cash	25,187	10,087
Trade receivables	32,972	29,396
Other current assets	5,880	14,518
Receivables from related parties	1,548	1,111
Other long-term assets	4,484	—

	136,498	72,668

Financial liabilities as of 31 December 2022 and 2021 are as follows (in thousands):

	2022	2021
Borrowings (measured at amortized cost)	764,570	400,911
Derivative financial liabilities (measured at FVTPL)	380,232	—
Other long-term liability to related party (measured at amortized cost)	7,440	7,440
Long-term incentive plan (measured at FVTPL)	544	56,334
Trade and other payables (measured at amortized cost)	49,188	28,587
Lease liabilities (measured at amortized cost)	40,532	122,140
Liabilities to related parties (measured at amortized cost)	1,131	638
Other current liabilities	53,664	42,012

	1,297,301	658,062

It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of the Senior Bonds, since any applicable interest receivable or payable is either close to current market rates or the instruments are short-term in nature. Material differences between the fair values and carrying amounts of these borrowings are identified as follows (in thousands):

	At 31 December 2022
	Carrying Amount	Fair Value
Senior Bonds	530,506	535,167

	At 31 December 2021
	Carrying Amount	Fair Value
Bonds	363,100	368,476

Fair value measurements
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured to fair value on a recurring basis as of 31 December 2022 (in thousands):

	2022
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	—	—	45,325	45,325
Tranche A Conversion Feature	—	—	38,055	38,055
Senior Bond Interest Rate Feature (included in other current assets)	—	—	851	851
Predecessor Earn Out Shares	—	276,200	—	276,200
OACB Earn Out Shares	—	10,500	—	10,500
OACB Warrants	10,152	—	—	10,152

	10,152	286,700	84,231	381,083

The Group did not recognize any transfers of assets or liabilities between levels of the fair value hierarchy during the years ended 31 December 2022, 2021, and 2020.
The Group recognized derivative financial liabilities related to the equity conversion rights in the convertible bonds as well as the equity conversion rights, warrant rights and funding rights in the convertible shareholder loans as of 31 December 2020. These derivative financial liabilities were extinguished during the year ended 31 December 2021. Refer to Note 20 for additional details on the extinguishment.
Tranche A Conversion Feature
As noted in Note 20, in connection with the Convertible Bonds the Group classified the Tranche A Conversion Feature as an embedded derivative liability due to the variability created by conversion rates resulting from the tranche being denominated in ISK. The conversion feature had a fair value of $24.9 million and $38.1 million as of 20 December 2022 and 31 December 2022, respectively. The change in fair resulted in $13.2 million of finance costs for the year ended 31 December 2022.
The fair value of the Tranche A Conversion Feature was determined using a lattice model that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date. The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:

	31 December 2022		20 December 2022
Stock price Conversion price Volatility rate	$ $	10.00 10.00 45.0%	$ $	8.00 10.00 45.0%
Risk-free interest rate		4.2%		4.0%
Dividend yield		0.0%		0.0%
Risky yield		19.3%		18.6%

Senior Bond Warrants
As part of the Senior Bonds agreement (see Note 20), the Group agreed to issue penny warrants to the Bondholders that are issuable if certain events occur. The contingently issuable Senior Bond Warrants include two tranches:

•
One tranche representing 1.5% of the fully diluted ordinary share capital if the aggregate amount of the net proceeds of all new equity issuances received by the Company on or before 15 December 2022 is less than $75.0 million, as defined in the Senior Bonds agreement.

•
One tranche representing 1.0% of the fully diluted ordinary share capital if the aggregate amount of the net Proceeds of all new equity issuances received by the Company on or before 31 March 2023 is less than $150.0 million, as defined in the Senior Bonds agreement.

The Senior Bond Warrants are accounted for as derivative financial liabilities in accordance with IFRS 9 and IAS 32 and will be subject to ongoing mark-to-market adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The Senior Bond Warrants had a fair value of
$15.4
 million on 16 November 2022. The fair value was determined using the Finnerty model along with the publicly quoted trading price of Ordinary Shares and probability of the contingent events occurring at the valuation date. Probabilities associated with the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
On 31 December 2022, the Company issued 4,198,807 warrants, with an exercise price of $0.01, representing the first tranche of Senior Bond Warrants. The issued warrants, along with the remaining tranche of contingently issuable warrants had a fair value of $45.3 million as of 31 December 2022. The Group recognized $29.9 million in finance costs resulting from the change in fair value of the Senior Bond Warrants.
Predecessor Earn Out Shares
As part of the Business Combination, Predecessor shareholders were granted a total of 38,330,000 Ordinary Shares subject to certain vesting conditions (“Predecessor Earn Out Shares”). One half of the Predecessor Earn Out Shares will vest if, at any time during the five years following the closing of the Business Combination, the Alvotech ordinary share price is at or above a volume weighted average price (“VWAP”) of $15.00 per share for any ten trading days within any twenty-trading day period, with the other half vesting at a VWAP of $20.00 per share for any ten trading days within any twenty-
trading day period. The Predecessor Earn Out Shares are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The Predecessor Earn Out Shares had a fair value of
 $227.5 million at the Closing Date and $276.2 million as of 31 December 2022, resulting in $48.7 million of finance costs during the year ended 31 December 2022.
The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date. The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2022	15 June 2022
Share price	$10.00	$9.38
Volatility rate	45.0%	37.5%
Risk-free rate	4.1%	3.4%

OACB Earn Out Shares
Former OACB shareholders were granted a total of 1,250,000 Ordinary Shares subject to certain vesting conditions (“OACB Earn Out Shares”). One half of the OACB Earn Out Shares will vest if, at any time during the five years following the closing of the Business Combination, the Alvotech ordinary share price is at or above a VWAP of $12.50 per share for any ten trading days within any twenty-trading day period, with the other half vesting at a VWAP of $15.00 per share. The OACB Earn Out Shares are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The OACB Earn Out Shares had a fair value of
$9.1 million at the Closing Date and $10.5 million as of 31 December 2022, resulting in $1.4 million of finance costs during the year ended 31 December 2022.
The fair value of the OACB Earn Out Shares was determined using a Monte Carlo analysis that incorporated inputs and assumptions as further described below. Assumptions and inputs associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date. The following table presents the assumptions and inputs that were used for the model in valuing the OACB Earn Out Shares:

	31 December 2022	15 June 2022
Share price	$10.00	$9.38
Volatility rate	45.0%	37.5%
Risk-free rate	4.1%	3.4%
OACB Warrants
Additionally, as part of the Business Combination the Company assumed the 10,916,647 outstanding OACB Warrants, on substantially the same contractual terms and conditions as were in effect immediately prior to the Business Combination
, including an exercise price of $11.50.
 Each warrant entitles the holder to purchase one Alvotech ordinary share. The OACB warrants are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market
adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The OACB warrants had a fair value of $11.8 million at the Closing Date and $10.2 million as of 31 December 2022. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date. The change in fair value of the OACB Warrants resulted in $1.6 million of finance income for the year ended 31 December 2022.
Convertible shareholder loans
The fair value of the derivatives associated with the convertible shareholder loans was $485.9 million and $534.7 million at 7 December 2021, the date of extinguishment (refer to Note 20 for additional details) and 31 December 2020. Changes in the fair value of the financial instruments during the period are recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
The fair value of the derivatives associated with the convertible shareholder loans on 7 December 2021 was determined based on the number of shares to be issued at the closing of the Business Combination Agreement multiplied by OACB stock price ($9.86).
In aggregate, the fair value of the derivative liabilities associated with the convertible shareholder loans and convertible bonds at 31 December 2019 was $479.3 million. In 2020, the fair value of the derivative liabilities increased by $55.4 million, resulting in derivative liabilities of $534.7 million at 31 December 2020. In 2021, the fair value of the financial instruments decreased by $48.8 million, resulting in derivative liabilities of $485.9 million at 7 December 2021, the date of extinguishment. Included in the changes in fair value of the derivative liabilities is the amortization of a deferred loss associated with the recognition of funding rights at the inception of the convertible shareholder loan with Aztiq. Specifically, at inception, the fair value of the funding rights, determined using unobservable inputs, exceeded the transaction price by $15.0 million. The deferred loss was recognized over the
5-year
term of the convertible shareholder loan using the straight-line method of amortization. The unamortized deferred loss, which is netted against derivative financial liabilities on the consolidated statements of financial position, was $3.1 million as of 7 December 2021, the date of extinguishment.
Capital management
The capital structure of the Group consists of equity, debt and cash. For the foreseeable future, the Board of Directors will maintain a capital structure that supports the Group’s strategic objectives through managing the budgeting process, maintaining strong investor relations and managing the financial risks of the Group, as further described below. No changes were made in the objectives, policies or processes for managing capital during the years ended 31 December 2022, 2021 and 2020.
Financial risk management
The Group’s corporate treasury function provides services across the organization, coordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the Group’s operations through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of fluctuations in market interest rates primarily relates to the cash in bank that is subject to floating interest rates.
The following table provides an interest rate sensitivity analysis for the effect on loss before tax (in thousands):

	2022	2021
Variable-rate financial liabilities +100	(186)	(65)
Variable-rate financial liabilities -100	186	65
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to currency risk arises from financial assets and financial liabilities denominated in other currencies than the presentation currency of the Group.
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2022	2021	2022	2021
EUR	1.061	1.133	1.052	1.183	(6.4%)
GBP	1.204	1.350	1.233	1.376	(10.8%)
ISK	0.007	0.008	0.007	0.008	(8.3%)
CHF	1.071	1.094	1.047	1.094	(2.1%)
INR	0.012	0.013	0.013	0.014	(10.1%)

The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2022 are as follows (in thousands):

	Assets	Liabilities	Net assets
EUR	36,420	26,514	9,906
GBP	111	1,538	(1,427)
ISK	49,484	109,507	(60,023)
CHF	69	7,305	(7,236)
INR	11	517	(506)
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2021 are as follows (in thousands):

	Assets	Liabilities	Net assets
EUR	31,718	15,720	15,998
GBP	180	673	(493)
ISK	5,421	148,747	(143,326)
CHF	715	7,305	(6,590)
A reasonable possible strengthening or weakening of the Group’s significant foreign currencies against the USD would affect the measurement of financial instruments denominated in a foreign currency and affect equity by the amount shown in the sensitivity analysis table below. The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR
Year ended 31 December 2022
-10% weakening	(991)	(143)	(6,002)	(724)	(51)
+10% strengthening	991	143	6,002	724	51
Year ended 31 December 2021
-10% weakening	(1,600)	(49)	(14,333)	(659)	N/A
+10% strengthening	1,600	49	14,333	659	N/A
Credit risk
Credit risk it the risk that a counterparty will not fulfill its contractual obligations under a financial instrument contract, leading to a financial loss for the Group. The maximum credit risk exposure for the Group’s financial assets as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Cash and cash equivalents	66,427	17,556
Restricted cash	25,187	10,087
Other assets	44,884	66,344

	136,498	93,987

The Group’s cash and cash equivalents and restricted cash are deposited with high-quality financial institutions. Management believes these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Group has not experienced any losses on its deposits of cash and cash equivalents and restricted cash yet monitors the credit rating of these financial institutions on a periodic basis.

Other assets primarily consist of other current assets, as described in Note 18, and trade receivables and contract assets recognized in connection with the Group’s performance pursuant to its contracts with customers, all of which are large multinational pharmaceutical companies. There are no significant amounts past due as of 31 December 2022 and 2021 and the Group concludes that any expected credit losses with respect to these assets is immaterial.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.
Contractual maturities of financial assets and liabilities as of 31 December 2022 are as follows (in thousands):

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	40,400	—	—	40,400
Variable-interest bearing	66,427	—	29,671	96,098

Total financial assets	106,827	—	29,671	136,498

Financial liabilities
Non-interest bearing	104,366	—	7,984	112,350
Fixed-interest bearing - Borrowings	45,757	66,308	896,921	1,008,986
Derivative liabilities	—	—	380,232	380,232
Variable-interest bearing - Borrowings	25,259	8,036	59,109	92,404

Total financial liabilities	175,382	74,344	1,344,246	1,593,972

Contractual maturities of financial assets and liabilities as of 31 December 2021 are as follows (in thousands):

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	29,396	—	—	29,396
Variable-interest bearing	17,556	—	10,087	27,643

Total financial assets	46,952	—	10,087	57,039

Financial liabilities
Non-interest bearing	71,237	—	63,774	135,011
Fixed-interest bearing - Borrowings	16,663	33,235	500,675	550,573
Variable-interest bearing - Borrowings	3,041	3,035	1,117	7,193

Total financial liabilities	90,941	36,270	565,566	692,777

Refer to Note 13 for the maturity analysis of the Group’s undiscounted lease payments.